UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2012

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 69.3%
CONSUMER DISCRETIONARY - 7.9%
Hotels, Restaurants & Leisure - 2.4%
Yum! Brands Inc.	17,240	$1,143,702

Multiline Retail - 1.6%
Target Corp.	12,500	793,375

Textiles, Apparel & Luxury Goods - 3.9%
Coach Inc.	16,780	940,015
V.F. Corp.	6,000	956,160

Total Textiles, Apparel & Luxury Goods		1,896,175

TOTAL CONSUMER DISCRETIONARY		3,833,252

CONSUMER STAPLES - 8.8%
Beverages - 2.0%
PepsiCo Inc.	13,870	981,580

Food Products - 3.1%
Darling International Inc.	26,500	484,685	*
General Mills Inc.	25,000	996,250

Total Food Products		1,480,935

Household Products - 1.5%
Procter & Gamble Co.	10,782	747,840

Personal Products - 2.2%
Estee Lauder Cos. Inc., Class A Shares	17,190	1,058,388

TOTAL CONSUMER STAPLES		4,268,743

ENERGY - 9.2%
Energy Equipment & Services - 5.2%
FMC Technologies Inc.	18,940	876,922	*
National-Oilwell Varco Inc.	12,740	1,020,601
Tetra Technology Inc.	24,600	645,996	*

Total Energy Equipment & Services		2,543,519

Oil, Gas & Consumable Fuels - 4.0%
Apache Corp.	13,780	1,191,557
Hess Corp.	13,750	738,650

Total Oil, Gas & Consumable Fuels		1,930,207

TOTAL ENERGY		4,473,726

FINANCIALS - 7.8%
Capital Markets - 1.7%
State Street Corp.	20,170	846,333

Commercial Banks - 2.4%
U.S. Bancorp	33,860	1,161,398

Consumer Finance - 2.1%
American Express Co.	17,490	994,482

Insurance - 1.6%
Arch Capital Group Ltd.	18,750	781,500	*

TOTAL FINANCIALS		3,783,713

HEALTH CARE - 9.0%
Biotechnology - 2.6%
Celgene Corp.	6,120	467,568	*
Gilead Sciences Inc.	11,900	789,327	*

Total Biotechnology		1,256,895

Health Care Equipment & Supplies - 1.5%
Covidien PLC	12,430	738,591

Health Care Providers & Services - 3.0%
Express Scripts Holding Co.	14,930	935,663	*
UnitedHealth Group Inc.	9,480	525,287

Total Health Care Providers & Services		1,460,950

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	SHARES	VALUE
Health Care Technology - 1.9%
Cerner Corp.	11,710	$906,471	*

TOTAL HEALTH CARE		4,362,907

INDUSTRIALS - 6.4%
Commercial Services & Supplies - 0.9%
Covanta Holding Corp.	25,270	433,633

Construction & Engineering - 1.5%
Quanta Services Inc.	28,720	709,384	*

Machinery - 2.7%
Danaher Corp.	17,320	955,198
Illinois Tool Works Inc.	6,090	362,172

Total Machinery		1,317,370

Road & Rail - 1.3%
Union Pacific Corp.	5,560	659,972

TOTAL INDUSTRIALS		3,120,359

INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 2.7%
Cisco Systems Inc.	29,550	564,109
QUALCOMM Inc.	11,690	730,508

Total Communications Equipment		1,294,617

Computers & Peripherals - 3.9%
Apple Inc.	2,010	1,341,192
NetApp Inc.	17,570	577,702	*

Total Computers & Peripherals		1,918,894

Electronic Equipment, Instruments & Components - 1.1%
Trimble Navigation Ltd.	10,920	520,447	*

Internet Software & Services - 2.9%
eBay Inc.	11,700	566,397	*
Google Inc., Class A Shares	1,150	867,675	*

Total Internet Software & Services		1,434,072

IT Services - 1.2%
Accenture PLC, Class A Shares	8,590	601,558

Semiconductors & Semiconductor Equipment - 2.2%
Broadcom Corp., Class A Shares	15,710	543,252	*
Microchip Technology Inc.	15,820	517,947

Total Semiconductors & Semiconductor Equipment		1,061,199

TOTAL INFORMATION TECHNOLOGY		6,830,787

MATERIALS - 2.7%
Chemicals - 2.7%
Air Products & Chemicals Inc.	9,645	797,642
Potash Corp. of Saskatchewan Inc.	12,310	534,500

TOTAL MATERIALS		1,332,142

TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
Crown Castle International Corp.	10,850	695,485	*

UTILITIES - 2.1%
Electric Utilities - 0.7%
Northeast Utilities	9,385	358,789

Water Utilities - 1.4%
American Water Works Co. Inc.	18,590	688,945

TOTAL UTILITIES		1,047,734

TOTAL COMMON STOCKS (Cost - $22,720,237)		33,748,848

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 0.5%
Nelnet Student Loan Trust, 2008-2 A4 (Cost - $231,701)	2.069%	6/26/34	$222,000	$232,477	(a)

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.3%
Banc of America Commercial Mortgage Inc., 2005-1 A4	5.247%	11/10/42	287,000	293,481	(a)
Commercial Mortgage Pass Through Certificates, 2007-C9 AAB	6.002%	12/10/49	167,330	180,478	(a)
Federal Home Loan Bank (FHLB), 00-0606 Y	5.270%	12/28/12	246,141	248,457
Federal Home Loan Mortgage Corp. (FHLMC), 2837 ED	5.000%	8/15/19	14,438	14,952
Federal Home Loan Mortgage Corp. (FHLMC), 4030 JA	3.500%	12/15/41	404,888	407,849
Federal National Mortgage Association (FNMA), 2011-53 CY	4.000%	6/25/41	49,279	53,314
Government National Mortgage Association (GNMA), 2009-22 AG	4.000%	10/16/32	228,133	230,987
Government National Mortgage Association (GNMA), 2009-46 G	4.500%	9/20/34	299,984	313,266
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	287,016	296,991
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/36	350,404	369,974
Morgan Stanley Dean Witter Capital I Inc., 2001-TOP3 A4	6.390%	7/15/33	3,191	3,190
Wachovia Bank Commercial Mortgage Trust, 2007-C33 A3	6.122%	2/15/51	150,000	158,484	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,559,070)				2,571,423

CORPORATE BONDS & NOTES - 16.3%
CONSUMER DISCRETIONARY - 0.7%
Media - 0.5%
Comcast Corp., Senior Notes	5.650%	6/15/35	200,000	234,979

Specialty Retail - 0.2%
Best Buy Co. Inc., Senior Notes	3.750%	3/15/16	130,000	124,560

TOTAL CONSUMER DISCRETIONARY				359,539

CONSUMER STAPLES - 0.8%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	3/26/13	95,000	95,950
PepsiCo Inc., Senior Notes	5.000%	6/1/18	245,000	291,559

TOTAL CONSUMER STAPLES				387,509

ENERGY - 1.2%
Energy Equipment & Services - 0.1%
FMC Technologies Inc., Senior Notes	2.000%	10/1/17	50,000	50,578

Oil, Gas & Consumable Fuels - 1.1%
Apache Corp., Senior Notes	5.250%	4/15/13	125,000	128,216
ONEOK Partners LP, Senior Notes	2.000%	10/1/17	50,000	50,988
Petrobras International Finance Co., Senior Notes	3.500%	2/6/17	250,000	262,083
Statoil ASA, Senior Notes	3.125%	8/17/17	70,000	76,786

Total Oil, Gas & Consumable Fuels				518,073

TOTAL ENERGY				568,651

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 9.1%
Capital Markets - 1.0%
BlackRock Inc., Senior Notes	3.500%	12/10/14	$160,000	$170,441
BlackRock Inc., Senior Notes	4.250%	5/24/21	125,000	140,230
Goldman Sachs Group Inc., Senior Notes	3.625%	2/7/16	155,000	163,637

Total Capital Markets				474,308

Commercial Banks - 3.4%
Bank of Montreal, Senior Notes	1.400%	9/11/17	75,000	75,476
Bank of Nova Scotia, Senior Notes	2.250%	1/22/13	35,000	35,214
Bank of Nova Scotia, Senior Notes	2.375%	12/17/13	110,000	112,509
Bank of Nova Scotia, Senior Notes	2.050%	10/7/15	100,000	103,672
Barclays Bank PLC, Senior Notes	5.000%	9/22/16	170,000	188,976
Fifth Third Bancorp, Senior Notes	3.625%	1/25/16	100,000	107,959
Rabobank Nederland NV, Notes	4.500%	1/11/21	350,000	392,223
Rabobank Nederland NV, Senior Notes	2.125%	10/13/15	170,000	175,623
SunTrust Banks Inc., Senior Notes	3.600%	4/15/16	175,000	187,120
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	100,000	115,717
Westpac Banking Corp., Senior Notes	4.200%	2/27/15	175,000	188,146

Total Commercial Banks				1,682,635

Consumer Finance - 2.0%
SLM Corp., Medium-Term Notes, Senior Notes	5.000%	10/1/13	800,000	833,000
Toyota Motor Credit Corp., Senior Notes	2.000%	9/15/16	125,000	129,992

Total Consumer Finance				962,992

Diversified Financial Services - 1.6%
Bank of America Corp., Senior Notes	5.625%	10/14/16	250,000	281,750
JPMorgan Chase & Co., Senior Notes	3.450%	3/1/16	200,000	213,422
National Rural Utilities Cooperative Finance Corp., Medium-Term Notes	8.000%	3/1/32	200,000	305,802

Total Diversified Financial Services				800,974

Insurance - 0.4%
Genworth Financial Inc., Senior Notes	6.500%	6/15/34	200,000	189,083

Real Estate Investment Trusts (REITs) - 0.7%
Digital Realty Trust Inc., Senior Notes	5.250%	3/15/21	50,000	55,725
Health Care REIT Inc., Senior Notes	3.625%	3/15/16	125,000	132,048
Simon Property Group LP, Senior Notes	4.200%	2/1/15	40,000	42,620
Simon Property Group LP, Senior Notes	4.125%	12/1/21	85,000	94,451

Total Real Estate Investment Trusts (REITs)				324,844

TOTAL FINANCIALS				4,434,836

HEALTH CARE - 2.2%
Biotechnology - 0.2%
Gilead Sciences Inc., Senior Notes	3.050%	12/1/16	110,000	118,342

Health Care Equipment & Supplies - 0.3%
Medtronic Inc., Senior Notes	3.000%	3/15/15	70,000	74,074
Stryker Corp., Senior Notes	3.000%	1/15/15	65,000	68,406

Total Health Care Equipment & Supplies				142,480

Pharmaceuticals - 1.7%
Abbott Laboratories, Senior Notes	5.600%	11/30/17	225,000	276,435
Merck & Co. Inc., Senior Notes	4.000%	6/30/15	130,000	142,437
Novartis Capital Corp., Senior Notes	4.125%	2/10/14	185,000	194,274
Wyeth, Notes	5.500%	2/15/16	165,000	191,123

Total Pharmaceuticals				804,269

TOTAL HEALTH CARE				1,065,091

INFORMATION TECHNOLOGY - 1.4%
Computers & Peripherals - 0.3%
Hewlett-Packard Co., Senior Notes	3.000%	9/15/16	155,000	160,338

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Internet Software & Services - 0.3%
eBay Inc., Senior Notes	1.625%	10/15/15	$125,000	$128,987

Semiconductors & Semiconductor Equipment - 0.3%
Texas Instruments Inc., Senior Notes	1.650%	8/3/19	150,000	150,949

Software - 0.5%
Microsoft Corp., Senior Notes	2.950%	6/1/14	80,000	83,462
Microsoft Corp., Senior Notes	1.625%	9/25/15	160,000	166,120

Total Software				249,582

TOTAL INFORMATION TECHNOLOGY				689,856

MATERIALS - 0.5%
Chemicals - 0.5%
Potash Corp. of Saskatchewan Inc., Senior Notes	5.875%	12/1/36	200,000	256,595

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Verizon Communications Inc., Senior Notes	6.350%	4/1/19	150,000	192,588

TOTAL CORPORATE BONDS & NOTES (Cost - $7,314,466)				7,954,665

MORTGAGE-BACKED SECURITIES - 3.3%
FHLMC - 1.6%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/32	139,493	150,206
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/37	155,386	171,473
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	7/1/35-6/1/36	411,783	448,036
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.500%	8/1/36	12,326	13,646

Total FHLMC				783,361

FNMA - 1.7%
Federal National Mortgage Association (FNMA)	5.000%	5/1/18	115,658	126,132
Federal National Mortgage Association (FNMA)	6.000%	6/1/22-9/1/37	219,944	243,445
Federal National Mortgage Association (FNMA)	5.500%	1/1/24-6/1/36	323,516	354,365
Federal National Mortgage Association (FNMA)	6.500%	2/1/37	113,026	128,729

Total FNMA				852,671

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $1,476,962)				1,636,032

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.6%
U.S. Government Agencies - 1.4%
Federal Farm Credit Bank (FFCB), Bonds	2.070%	9/27/21	125,000	124,978
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	365,000	561,797

Total U.S. Government Agencies				686,775

U.S. Government Obligations - 2.2%
U.S. Treasury Bonds	3.500%	2/15/39	176,000	202,070
U.S. Treasury Bonds	4.375%	11/15/39	242,000	319,894
U.S. Treasury Notes	2.250%	11/30/17	70,000	75,655
U.S. Treasury Notes	2.625%	8/15/20	420,000	464,395

Total U.S. Government Obligations				1,062,014

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,427,117)				1,748,789

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $35,729,553)				47,892,234

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 1.6%
Interest in $650,000,000 joint tri-party repurchase agreement dated 9/28/12 with RBS Securities Inc.; Proceeds at maturity - $775,015; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.280% due 10/1/12 to 1/10/25; Market Value - $ 790,503) (Cost - $775,000)	0.230%	10/1/12	$775,000	$775,000

TOTAL INVESTMENTS - 99.9% (Cost - $36,504,553#)				48,667,234
Other Assets in Excess of Liabilities - 0.1%				26,559

TOTAL NET ASSETS - 100.0%				$48,693,793

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Investment Counsel Variable Social Awareness Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$33,748,848	—	—	$33,748,848
Asset-backed securities	—	$232,477	—	232,477
Collateralized mortgage obligations	—	2,571,423	—	2,571,423
Corporate bonds & notes	—	7,954,665	—	7,954,665
Mortgage-backed securities	—	1,636,032	—	1,636,032
U.S. government & agency obligations	—	1,748,789	—	1,748,789

Total long-term investments	$33,748,848	$14,143,386	—	$47,892,234

Short-term investments†	—	775,000	—	775,000

Total investments	$33,748,848	$14,918,386	—	$48,667,234

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,329,757
Gross unrealized depreciation	(167,076)

Net unrealized appreciation	$12,162,681

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2012, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 26, 2012

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 26, 2012